Components of Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2023
Components Of Other Comprehensive Loss
Schedule of changes in accumulated other comprehensive loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	March 31,
	2021	2022	2023
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	2,009	(321)	(10,508)
Income tax expense	215	74	(205)
Total	2,224	(247)	(10,713)

Foreign currency translation:
Foreign currency translation differences	(4,552)	(5,640)	1,245
Balance at the end of period	(4,552)	(5,640)	1,245